Fair value measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Short-term investments	¥ 0	$ 0	¥ 3,117
Available-for-sale debt investments	428,512		384,076
Recurring
Assets
Short-term investments			3,117
Available-for-sale debt investments	428,512		384,076
Level 2 | Recurring
Assets
Short-term investments			3,117
Level 3 | Recurring
Assets
Available-for-sale debt investments	¥ 428,512		¥ 384,076